Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,635,000.00
Previously Paid Amount	0.00
Total Fee Amount	640.09
Total Offset Amount	0.00
Net Fee	640.09
Narrative - Max Aggregate Offering Price	$ 4,635,000.00
Final Prospectus	true